Description of Organization and Business Operations - Proposed Business Combination (Details) - Benson Hill - Merger Agreement	May 08, 2021 $ / shares shares
Business Acquisition [Line Items]
Number of shares of common stock issuable upon merger	147,562,680
Par value per share | $ / shares	$ 0.0001
Earn Out Awards	2,037,320
Adjustment ratio for Earn Out Shares and Earn Out Awards	1
Maximum shares issuable upon grant of earn out shares or awards	19,600,000
Common Stock
Business Acquisition [Line Items]
Number of shares of common stock issuable upon merger	130,000,000
Restricted Stock [Member]
Business Acquisition [Line Items]
Number of shares of common stock issuable upon merger	17,562,680